NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2023
NET LOSS PER SHARE
NET LOSS PER SHARE

16. NET LOSS PER SHARE

Basic and diluted net loss per share for each of the periods presented are calculated as follows:

	Year Ended December 31
	2021	2022	2023
	RMB	RMB	RMB	US$ (Note 2.5)
	(in thousands, except for share and per share data)
Numerator:
Net loss attributable to I-Mab	(2,331,541)	(2,507,317)	(1,465,694)	(206,439)
Net loss attributable to ordinary shareholders	(2,331,541)	(2,507,317)	(1,465,694)	(206,439)
Denominator:
Denominator for basic calculation-weighted average number of common shares outstanding	174,707,055	189,787,292	191,423,850	191,423,850
Denominator for diluted loss per share calculation	174,707,055	189,787,292	191,423,850	191,423,850

Net loss per share - basic and diluted	(13.35)	(13.21)	(7.66)	(1.08)

The effects of all outstanding restricted share units, certain stock options and warrants have been excluded from the computation of diluted loss per share for the years ended December 31, 2021, 2022 and 2023 as their effects would be anti-dilutive. The potentially dilutive securities that have not been included in the calculation of diluted net loss per share as their inclusion would be anti-dilutive are as follows:

	Year Ended December 31
	2021	2022	2023
Restricted share units	3,150,881	484,395	1,543,009
Stock options	14,584,833	2,939,322	617,707
Warrants	648,359	—	—